Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
Columbia Disciplined Core Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Average Annual Return, Percent	5.40%	13.22%	11.35%
Columbia Disciplined Core Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Average Annual Return, Percent	10.01%	13.72%	11.18%
Columbia Disciplined Core Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	12.17%	14.86%	12.30%
Columbia Disciplined Core Fund - Institutional 2 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Average Annual Return, Percent	12.11%	14.86%	12.32%
Columbia Disciplined Core Fund - Institutional 3 Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Average Annual Return, Percent	12.14%	14.93%	12.38%
Without Sales Load [Member] | Columbia Disciplined Core Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (excluding sales charges)
Average Annual Return, Percent	11.83%	14.57%	12.01%
Without Sales Load [Member] | Columbia Disciplined Core Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (excluding sales charges)
Average Annual Return, Percent	11.00%	13.72%	11.18%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	16.33%	15.88%	13.66%